Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		¥ 3,015,940	¥ 2,488,858
Available-for-sale debt securities, Allowance for credit losses		(634)	(144)	¥ (153)
Available-for-sale debt securities, Gross unrealized gains		41,989	16,076
Available-for-sale debt securities, Gross unrealized losses		(391,817)	(270,182)
Available-for-sale debt securities, Fair value		2,665,478	2,234,608
Held-to-maturity securities, Amortized cost	[1]	0	114,759
Total amortized cost			2,603,617
Total allowance for credit losses			(144)
Total gross unrealized gains			30,995
Total gross unrealized losses			(270,182)
Total fair values			2,364,286
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		1,299,025	962,969
Available-for-sale debt securities, Allowance for credit losses		0	0
Available-for-sale debt securities, Gross unrealized gains		11,526	2,863
Available-for-sale debt securities, Gross unrealized losses		(275,637)	(164,537)
Available-for-sale debt securities, Fair value		1,034,914	801,295
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		425,426	389,150
Available-for-sale debt securities, Allowance for credit losses		(248)	(144)
Available-for-sale debt securities, Gross unrealized gains		2,623	1,146
Available-for-sale debt securities, Gross unrealized losses		(26,336)	(20,906)
Available-for-sale debt securities, Fair value		401,465	369,246
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		905,706	851,525
Available-for-sale debt securities, Allowance for credit losses		0	0
Available-for-sale debt securities, Gross unrealized gains		21,415	6,270
Available-for-sale debt securities, Gross unrealized losses		(82,542)	(73,407)
Available-for-sale debt securities, Fair value		844,579	784,388
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		88,586	45,292
Available-for-sale debt securities, Allowance for credit losses		0	0
Available-for-sale debt securities, Gross unrealized gains		929	62
Available-for-sale debt securities, Gross unrealized losses		(1,775)	(2,181)
Available-for-sale debt securities, Fair value		87,740	43,173
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		297,197	239,922
Available-for-sale debt securities, Allowance for credit losses		(386)	0
Available-for-sale debt securities, Gross unrealized gains		5,496	5,735
Available-for-sale debt securities, Gross unrealized losses		(5,527)	(9,151)
Available-for-sale debt securities, Fair value		¥ 296,780	236,506
Japanese government bond securities and other
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost			114,759
Held-to-maturity securities, Allowance for credit losses			0
Held-to-maturity securities, Gross unrealized gains			14,919
Held-to-maturity securities, Gross unrealized losses			0
Held-to-maturity securities, Fair value			¥ 129,678

[1]	During fiscal 2024, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary changed its holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.